Employee Benefit Plan, Fair Value and NAV (Details) - EBP002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 38,456,679	$ 38,028,873
Costco Wholesale Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Costco Wholesale Corporation common stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 18,338,069	21,006,481
Common commingled trust funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Common commingled trust funds | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 16,852,301	12,039,144
Separately managed accounts | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 2,655,644	2,629,978
Registered investment company funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Registered investment company funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 610,665	$ 2,353,270